S000004438 [Member] Expense Example - iShares MSCI EAFE Value ETF - iShares MSCI EAFE Value ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 393